UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steve Shapiro                  Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $       85,183
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACME PACKET INC              COM            004764106    5,316  100,000     PUT  DEFINED    01       100,000      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102    4,202   70,000     PUT  DEFINED    01        70,000      0    0
ARROW ELECTRS INC            COM            042735100    1,247   36,400     CALL DEFINED    01        36,400      0    0
ARUBA NETWORKS INC           COM            043176106    2,088  100,000     PUT  DEFINED    01       100,000      0    0
CONSTANT CONTACT INC         COM            210313102    3,099  100,000     PUT  DEFINED    01       100,000      0    0
DEVON ENERGY CORP NEW        COM            25179M103   11,777  150,000     PUT  DEFINED    01       150,000      0    0
DILLARDS INC                 CL A           254067101    1,897   50,000     PUT  DEFINED    01        50,000      0    0
DRYSHIPS INC                 SHS            Y2109Q101    1,647  300,000     CALL DEFINED    01       300,000      0    0
EMULEX CORP                  COM NEW        292475209    6,996  600,000     CALL DEFINED    01       600,000      0    0
HERCULES OFFSHORE INC        COM            427093109      348  100,000     CALL DEFINED    01       100,000      0    0
LSI CORPORATION              COM            502161102    1,797  300,000     CALL DEFINED    01       300,000      0    0
NETFLIX INC                  COM            64110L106    5,271   30,000     CALL DEFINED    01        30,000      0    0
NORTHERN OIL & GAS INC NEV   COM            665531109    5,442  200,000     PUT  DEFINED    01       200,000      0    0
NOVAGOLD RES INC             COM NEW        66987E206    1,427  100,000     PUT  DEFINED    01       100,000      0    0
OPENTABLE INC                COM            68372A104    3,524   50,000     PUT  DEFINED    01        50,000      0    0
SANDISK CORP                 COM            80004C101    4,986  100,000     CALL DEFINED    01       100,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605   14,355  900,000     PUT  DEFINED    01       900,000      0    0
SELECT SECTOR SPDR TR        SBI INT-TECH   81369Y803    7,053  280,000     PUT  DEFINED    01       280,000      0    0
SIMPSON MANUFACTURING CO INC COM            829073105    1,391   45,000     PUT  DEFINED    01        45,000      0    0
SYNOVUS FINL CORP            COM            87161C105      394  149,100     CALL DEFINED    01       149,100      0    0
WESTPORT INNOVATIONS INC     COM NEW        960908309      926   50,000     CALL DEFINED    01        50,000      0    0


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